UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (1.3%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$3,493		2.974%	06/01/43	$3,689,116
414		3.108	11/01/36	437,872
698		3.333	10/01/36	742,925
1,498	Federal National Mortgage Association, Conventional Pool:	2.194	05/01/44	1,529,105
	Total Agency Adjustable Rate Mortgages (Cost $6,379,080)			6,399,018

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.5%)
4,556	Amal Ltd. (Cayman Islands)	3.465	08/21/21	4,694,414
2,847	Safina Ltd. (Cayman Islands)	2.00	12/30/23	2,815,302
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $7,402,291)			7,509,716

	Agency Bond - Finance (U.S. Government Guaranteed) (0.4%)
1,775	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,775,065)	2.637	09/15/26	1,787,501

	Agency Bonds - Sovereign (U.S. Government Guaranteed) (4.2%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	16,804,874
4,118	Petroleos Mexicanos (Mexico)	2.46	12/15/25	4,121,671
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $19,694,407)			20,926,545

	Agency Fixed Rate Mortgages (38.1%)
	Federal Home Loan Mortgage Corporation,
	April TBA:
15,328	(a)	3.00	04/01/47	15,187,892
	Gold Pools:
11,472		3.50	08/01/42–06/01/45	11,783,698
7,814		4.00	12/01/41–10/01/45	8,209,731
2,334		4.50	09/01/45	2,501,402
1,224		5.00	01/01/40	1,347,640
1,312		5.50	11/01/39	1,473,136
180		6.50	03/01/29–09/01/32	199,886
386		7.50	05/01/35	451,540
242		8.00	08/01/32	285,935
255		8.50	08/01/31	307,547
	Federal National Mortgage Association,
	April TBA:
4,870	(a)	3.00	04/01/32	4,993,725
17,010	(a)	3.50	04/01/47	17,400,698
3,090	(a)	4.00	04/01/47	3,241,362
	Conventional Pools:
5,814		3.00	05/01/30–01/01/45	5,833,723
22,398		3.50	12/01/42–03/01/47	23,004,989
34,931		4.00	11/01/41–01/01/46	36,764,483
14,365		4.50	01/01/25–11/01/44	15,516,140
4,289		5.00	05/01/35–02/01/41	4,726,379
1,274		5.117	03/01/38	1,381,210
4,111		5.50	03/01/35–10/01/35	4,600,260
76		6.50	06/01/29–02/01/33	85,445
2		7.00	05/01/31	1,816
638		7.50	08/01/37	770,127
514		8.00	04/01/33	624,062
472		8.50	10/01/32	584,176
	Government National Mortgage Association,

	April TBA:
2,380	(a)	3.50		04/20/47	2,467,948
	Various Pools:
9,279		3.50		08/20/45–07/20/46	9,638,882
5,320		4.00		11/20/42–07/15/44	5,643,176
852		5.00		01/20/40	918,802
95		5.125		11/20/37	102,536
880		5.25		04/20/36–09/20/39	968,647
1,419		5.375		02/20/36–08/20/40	1,558,043
2,278		6.00		03/15/26–09/20/34	2,603,170
147		6.50		04/15/19	151,175
149		7.00		03/20/26–07/20/29	176,529
1,106		8.00		04/15/17–08/15/31	1,153,427
1,187		8.50		07/15/30	1,345,293
268		9.00		04/15/17–02/15/25	282,344
216		9.50		06/15/17–12/15/20	221,973
241		10.00		06/15/17–11/15/20	251,728
	Total Agency Fixed Rate Mortgages (Cost $188,823,383)				188,760,675

	Asset-Backed Securities (8.2%)
	American Homes 4 Rent
3,025	(b)	3.678		12/17/36	3,119,948
2,775	(b)	3.732		10/17/45	2,868,381
2,644	Colony American Homes (b)	2.093	(c)	05/17/31	2,647,674
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,723,383
2,000	Green Tree Agency Advance Funding Trust I (b)	2.38		10/15/48	1,986,680
	Invitation Homes Trust
4,217	(b)	2.243	(c)	08/17/32	4,249,419
2,150	(b)	2.293	(c)	06/17/32	2,157,183
2,457	New Residential Mortgage Loan Trust (b)	4.00	(c)	02/25/57	2,546,448
	North Carolina State Education Assistance Authority
1,545		1.838	(c)	07/25/25	1,550,675
861		1.938	(c)	01/26/26	864,120
335	Panhandle-Plains Higher Education Authority, Inc.	1.948	(c)	07/01/24	336,968
2,470	SBA Small Business Investment Cos.	2.245		09/10/22	2,458,971
	United States Small Business Administration
2,538		2.42		06/01/32	2,526,492
6,348		2.67		04/01/32	6,356,547
	Total Asset-Backed Securities (Cost $40,039,838)				40,392,889

	Collateralized Mortgage Obligations - Agency Collateral Series (14.0%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	4,028,121
2,665		2.086		03/25/19	2,681,911
3,265		2.355		07/25/22	3,266,328
10,125		2.373		05/25/22	10,174,553
4,700		2.682		10/25/22	4,777,351
5,465		2.699		05/25/18	5,528,045
5,595		2.789		01/25/22	5,730,464
3,411		3.154		02/25/18	3,449,390
4,000		3.32	(c)	02/25/23	4,191,450
3,429		3.527	(c)	10/25/23	3,631,216
5,125		3.871		04/25/21	5,458,694
	IO REMIC
6,325		5.088	(c)	11/15/43	966,812
5,536		5.138	(c)	04/15/39	543,102
	Federal National Mortgage Association
4,516		2.171	(c)	09/25/19	4,553,439
1,707		3.763		06/25/21	1,792,368
	IO
12,846		5.408	(c)	09/25/20	1,486,838
	IO REMIC

18,177		3.50		02/25/39	1,843,210
10,312		5.568	(c)	08/25/41	1,664,679
	Government National Mortgage Association,
	IO
7,340		3.50		05/20/43	1,576,370
979		5.00		02/16/41	218,158
7,509		5.122	(c)	11/16/40	1,364,874
8,878		5.172	(c)	07/16/33	591,511
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $64,534,738)				69,518,884

	Commercial Mortgage-Backed Securities (3.3%)
	Citigroup Commercial Mortgage Trust,
	IO
5,822		0.90	(c)	11/10/48	303,858
29,146		0.974	(c)	09/10/58	1,770,058
12,860		1.45	(c)	11/10/46	628,535
12,083	COMM Mortgage Trust, IO	1.346	(c)	08/10/46	569,987
32,341	Commercial Mortgage Pass-Through Certificates, IO	0.83	(c)	02/10/47	1,037,158
	GS Mortgage Securities Trust,
	IO
22,190		1.148	(c)	04/10/47	1,193,305
20,509		1.282	(c)	10/10/49	1,807,760
15,934		1.368	(c)	10/10/48	1,336,970
13,694		1.419	(c)	11/10/46	686,232
9,515	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.825	(c)	12/15/49	476,155
	JPMBB Commercial Mortgage Securities Trust,
	IO
33,440		0.954	(c)	01/15/47	1,461,505
9,038		1.343	(c)	11/15/45	418,415
	Wells Fargo Commercial Mortgage Trust,
	IO
13,961		1.045	(c)	12/15/49	858,339
17,389		1.661	(c)	11/15/49	1,848,793
	WF-RBS Commercial Mortgage Trust,
	IO
16,649		0.517	(c)	08/15/46	393,418
17,511		1.08	(c)	03/15/46	638,975
20,876		1.51	(c)	12/15/46	1,126,543
	Total Commercial Mortgage-Backed Securities (Cost $16,390,873)				16,556,006

	Mortgages - Other (5.4%)
	Fannie Mae Connecticut Avenue Securities
2,613		2.282	(c)	04/25/29	2,635,148
1,307		3.182	(c)	10/25/28	1,323,446
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,550		2.832	(c)	10/25/27	1,585,212
750		2.982	(c)	12/25/28	765,763
750		3.182	(c)	10/25/28	764,054
1,500		3.732	(c)	09/25/28	1,561,043
798		3.782	(c)	05/25/28	822,645
1,200		3.882	(c)	07/25/28	1,250,609
	Freddie Mac Whole Loan Securities Trust
4,254		3.00		09/25/45–10/25/46	4,155,951
7,367		3.50		05/25/45–12/25/46	7,417,457
341		4.00		05/25/45	347,964
4,275	New Residential Mortgage Loan Trust (b)	3.75	(c)	11/26/35- 08/25/55	4,373,521
	Total Mortgages - Other (Cost $26,889,128)				27,002,813

	Municipal Bonds (9.4%)
3,615	Bay Area Toll Authority	6.263	04/01/49	4,948,899
3,875	City of New York, NY, Series G-1	5.968	03/01/36	4,877,617
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	3,743,206
5,980	Los Angeles Unified School District	5.75	07/01/34	7,359,407
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,930,370
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,424,306
1,760	Municipal Electric Authority of Georgia	6.637	04/01/57	2,007,456
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,491,349
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,175,130
3,000	New York State Dormitory Authority	5.628	03/15/39	3,619,110
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,250,731
1,580	State of Washington	5.481	08/01/39	1,947,603
	Total Municipal Bonds (Cost $38,976,359)			46,775,184

	U.S. Agency Securities (10.0%)
	Federal Home Loan Bank
5,550		0.875	10/01/18	5,517,655
5,525		1.00	09/26/19	5,466,684
5,520	Federal Home Loan Mortgage Corporation	0.875	10/12/18	5,490,898
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,284,206
6,960		4.30	12/15/21	7,613,920
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,769,772
8,085		7.125	05/01/30	11,603,438
	Total U.S. Agency Securities (Cost $46,216,546)			49,746,573

	U.S. Treasury Securities (3.4%)
	U.S. Treasury Notes
4,400		0.75	07/31/18	4,377,569
12,950		1.50	05/31/19–08/15/26	12,580,226
	Total U.S. Treasury Securities (Cost $17,006,577)			16,957,795

	Short-Term Investments (9.8%)
	U.S. Treasury Security (0.5%)
2,234	U.S. Treasury Bill (d)(e) (Cost $2,229,455)	0.637	07/27/17	2,228,477

NUMBER OF SHARES (000)
	Investment Company (9.3%)
46,008	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $46,007,552)		46,007,552
	Total Short-Term Investments (Cost $48,237,007)		48,236,029

	Total Investments (Cost $522,365,292) (g)(h)(i)	109.0%	540,569,628
	Liabilities in Excess of Other Assets	(9.0)	(44,703,184)
	Net Assets	100.0%	$495,866,444

AID	Agency for International Development.
IO	Interest Only.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.
(d)	Rate shown is the yield to maturity at March 31, 2017.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by $17,783 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(i)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $21,073,404 and the aggregate gross unrealized depreciation is $2,869,068 resulting in net unrealized appreciation of $18,204,336.

Futures Contracts Open at March 31, 2017:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
299	Long	U.S. Treasury 5 yr. Note, Jun-17	$35,200,242	$44,008
100	Long	U.S. Treasury 2 yr. Note, Jun-17	21,645,313	(313)
62	Long	U.S. Treasury Ultra Bond, Jun-17	9,958,750	68,950
6	Long	U.S. Treasury 10 yr. Ultra Long Bond, Jun-17	803,344	1,219
2	Long	U.S. Treasury 30 yr. Bond, Jun-17	301,687	813
12	Short	U.S. Treasury 10 yr. Note, Jun-17	(1,494,750)	(4,406)
		Net Unrealized Appreciation		$110,271

Interest Rate Swap Agreements Open at March 31, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$13,572	3 Month LIBOR	Receive	1.84%	12/07/21	$50,894
Morgan Stanley & Co., LLC*	13,438	3 Month LIBOR	Receive	2.07	12/21/21	(93,905)
Morgan Stanley & Co., LLC*	7,141	3 Month LIBOR	Receive	2.26	12/07/26	42,471
Morgan Stanley & Co., LLC*	7,186	3 Month LIBOR	Receive	2.48	12/21/26	(98,908)
		Net Unrealized Depreciation				$(99,448)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust

Summary of Investments • March 31, 2017 (unaudited)

PORTFOLIO COMPOSITION** as of 03/31/17	Percentage of Total Investments
Agency Fixed Rate Mortgages	34.9%
Collateralized Mortgage Obligations - Agency Collateral Series	12.9
U.S. Agency Securities	9.2
Short-Term Investments	8.9
Municipal Bonds	8.6
Asset-Backed Securities	7.5
Mortgages - Other	5.0
Agency Bonds - Sovereign (U.S. Government Guaranteed)	3.9
U.S. Treasury Securities	3.1
Commercial Mortgage-Backed Securities	3.1
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	1.4
Agency Adjustable Rate Mortgages	1.2
Agency Bond - Finance (U.S. Government Guaranteed)	0.3
100.0%

**

Does not include open long/short futures contracts with an underlying face amount of $69,404,086 with net unrealized appreciation of $110,271. Does not include open swap agreements with net unrealized depreciation of $99,448.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • March 31, 2017 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$6,399,018	$—	$6,399,018
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	7,509,716	—	7,509,716
Agency Bond - Finance (U.S. Government Guaranteed)	—	1,787,501	—	1,787,501
Agency Bonds - Sovereign (U.S. Government Guaranteed)	—	20,926,545	—	20,926,545
Agency Fixed Rate Mortgages	—	188,760,675	—	188,760,675
Asset-Backed Securities	—	40,392,889	—	40,392,889
Collateralized Mortgage Obligations - Agency Collateral Series	—	69,518,884	—	69,518,884
Commercial Mortgage-Backed Securities	—	16,556,006	—	16,556,006
Mortgages - Other	—	27,002,813	—	27,002,813
Municipal Bonds	—	46,775,184	—	46,775,184
U.S. Agency Securities	—	49,746,573	—	49,746,573
U.S. Treasury Securities	—	16,957,795	—	16,957,795
Total Fixed Income Securities	—	492,333,599	—	492,333,599
Short-Term Investments
U.S. Treasury Security	—	2,228,477	—	2,228,477
Investment Company	46,007,552	—	—	46,007,552
Total Short-Term Investments	46,007,552	2,228,477	—	48,236,029
Futures Contracts	114,990	—	—	114,990
Interest Rate Swap Agreements	—	93,365	—	93,365
Total Assets	46,122,542	494,655,441	—	540,777,983
Liabilities:
Futures Contracts	(4,719)	—	—	(4,719)
Interest Rate Swap Agreements	—	(192,813)	—	(192,813)
Total Liabilities	(4,719)	(192,813)	—	(197,532)
Total	$46,117,823	$494,462,628	$—	$540,580,451

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017